UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number            811-05407

                         Trust for Credit Unions

(Exact name of registrant as specified in charter)

4400 Computer Drive

                                     Westborough, MA 01581

(Address of principal executive offices) (Zip code)

Copies to:
Jay E. Johnson	Michael P. Malloy
Callahan Financial Services, Inc.	Drinker Biddle & Reath LLP
1001 Connecticut Avenue NW, Suite 1001	One Logan Square, Suite 2000
Washington, DC 20036	Philadelphia, PA 19103

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 342-5828

Date of fiscal year end: August 31

Date of reporting period: February 28, 2018

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

The Semi-Annual Report to Shareholders is attached herewith.

Ultra-Short Duration Government Portfolio

Short Duration Portfolio

Semi-Annual Report

February 28, 2018

The reports concerning the Trust for Credit Unions (“TCU” or the “Trust”) Portfolios included in this shareholder report may contain certain forward-looking statements about the factors that may affect the performance of the Portfolios in the future. These statements are based on Portfolio management’s predictions and expectations concerning certain future events and their expected impact on the Portfolios, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Portfolios. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.

TCU files the complete schedule of portfolio holdings of each Portfolio with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Portfolios’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling I-800-SEC-0330.

An investment in a TCU Portfolio is not a credit union deposit and is not insured or guaranteed by the National Credit Union Share Insurance Fund, the National Credit Union Administration, or any other government agency.

The TCU Ultra-Short Duration Government Portfolio and the TCU Short Duration Portfolio are not money market funds. Investors in these Portfolios should understand that the net asset values of the Portfolios will fluctuate, which may result in a loss of the principal amount invested. The Portfolios’ net asset values and yields are not guaranteed by the U.S. government or by its agencies, instrumentalities or sponsored enterprises. Investments in fixed income securities are subject to the risks associated with debt securities including credit and interest rate risk. The guarantee on U.S. government securities applies only to the underlying securities of the Portfolios if held to maturity and not to the value of the Portfolios’ shares. The Portfolios’ investments in mortgage-backed securities are subject to prepayment risks. These risks may result in greater share price volatility.

Holdings and allocations shown may not be representative of current or future investments. Portfolio holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities.

This material is not authorized for distribution unless preceded or accompanied by a current Prospectus. Investors should consider a Portfolio’s objectives, risks, and charges and expenses, and read the Prospectus carefully before investing or sending money. The Prospectus contains this and other information about the Portfolios.

Callahan Financial Services, Inc. is the distributor of the TCU Portfolios.

This report is for the information of the shareholders of the Trust. Its use in connection with any offering of shares of the Trust is authorized only in the case of a concurrent or prior delivery of the Trust’s current Prospectus.

Dear Credit Union Shareholders,

Credit unions posted another year of strong performance in 2017. More than 4 million net new members were added during the year. Loan balances rose at a double-digit pace for an unprecedented fourth consecutive year as loan originations hit record levels. Share balances also reached a new high, although the growth rate slowed due in part to a surging stock market. With the industry’s share of the first mortgage and auto lending markets continuing to rise along with member usage of their products, credit unions will be looking to deliver additional value to their members in 2018.

The loan-to-share ratio reached 82.5% at year-end 2017, the highest level since 2008. The ratio is up over 12% in just four years as the credit union loan portfolio approaches $1 trillion. Investment balances fell slightly during the year, with the industry’s portfolio totaling $366 billion as of December 31st. Cash and equivalents account for more than a quarter of the portfolio as credit unions look to stay in short-term, liquid instruments due to both strong lending activity and interest rate tightening by the Federal Reserve (“The Fed”).

In March 2018, the Fed raised the target rate for federal funds to a range of 1.5% to 1.75%, the highest level since 2008. This is the sixth rate hike since the Fed began raising rates in December 2015 and more is expected in 2018. The market anticipates three rate increases in 2018, and the members of the Federal Open Market Committee raised their expectation of interest rate levels over the next two years. Continued increases will be welcomed by many credit union Chief Financial Officers, who can realize higher loan and investment yields and wider interest margins.

The Investment Adviser’s Discussion and Analysis in this report provides the perspective of ALM First Financial Advisors LLC (“ALM First”) on how the Trust for Credit Unions (“TCU”) Portfolios have been positioned in this changing environment. Please refer to their discussion for more information.

The cumulative total return for the TCU shares of the Ultra-Short Duration Government Portfolio was (0.06%) for the six-month period ended February 28, 2018. The cumulative total return for the TCU shares of the Short Duration Portfolio was (0.90%) over the same period.

Please visit our website, www.TrustCU.com, for the most current information on the Portfolios, including performance and portfolio holdings. We believe providing you with the most current information is a key element of TCU’s value, particularly when markets are changing.

The continued support of our credit union investors, including those in the Callahan Credit Union Financial Services LLLP partnership, is the foundation of our success. We also value our ongoing work with EasCorp Federal Credit Union in providing shareholder support services for TCU. Collaboration with organizations across the credit union system is an important component of our business model and one we look to pursue going forward.

Please let us know if there are other ways in which we can help complement your credit union’s investment strategy.

Sincerely,

Jay E. Johnson

President and Treasurer

Trust for Credit Unions

INVESTMENT ADVISER’S DISCUSSION AND ANALYSIS

TCU ULTRA-SHORT DURATION GOVERNMENT PORTFOLIO

Investment Objective

The TCU Ultra-Short Duration Government Portfolio (“USDGP” or the “Portfolio”) seeks to achieve a high level of current income, consistent with low volatility of principal, by investing in obligations authorized under the Federal Credit Union Act. Under normal circumstances, at least 80% of the net assets (measured at the time of purchase) of USDGP will be invested in securities issued or guaranteed by the U.S. government, its agencies, instrumentalities or sponsored enterprises. The Portfolio expects that a substantial portion of these securities will be mortgage-related securities. While there will be fluctuations in the net asset value (“NAV”) of the USDGP, the Portfolio is expected to have less interest rate risk and asset value fluctuation than funds investing primarily in longer-term mortgage-backed securities paying a fixed rate of interest. An investment in the Portfolio is neither insured nor guaranteed by the U.S. government. USDGP’s maximum duration is equal to that of a Two-Year U.S. Treasury Security, and its target duration is to be no shorter than that of the Six-Month U.S. Treasury Bill Index and no longer than that of the One-Year U.S. Treasury Note Index, each as reported by BofA Merrill Lynch.

Portfolio Management Discussion and Analysis

Below, ALM First discusses the Portfolio’s performance and positioning for the Reporting Period.

Q. How did the Portfolio perform during the Reporting Period?

For the six-month period ended February 28, 2018, the cumulative total return of USDGP (TCU Shares) was (0.06%) versus a 0.32% cumulative total return of the Portfolio’s blended benchmark, the 9-Month U.S. Treasury Index (weighted average return of the Six-Month U.S. Treasury Bill Index (50%) and the One-Year U.S. Treasury Note Index (50%), as reported by BofA Merrill Lynch). The Portfolio’s net asset value (“NAV”) per share at the end of the Reporting Period was $9.40, versus $9.47 on August 31, 2017.

Q. What key factors were responsible for the Portfolio’s performance during the Reporting Period?

The increase in rates during the reporting period was the biggest factor impacting performance, as rates moved 60 to 100 bps higher across the curve. Additionally, mortgage spreads widened during the period as the Fed’s balance sheet normalization process continued to weigh on the sector.

Q. Which fixed income market sectors most significantly affected Portfolio performance?

Given the increase in rates, most fixed income sectors experienced negative performance over the period. However, increasing front end rates were a positive for floating rate Collateralized Mortgage Obligations (“CMO”) and Commercial Mortgage Backed Securities (“CMBS”) performance as the coupon reset higher with the uptick. Mortgage Backed Securities (“MBS”)

underperformed rates as increased volatility combined with wider spreads negatively impacted the sector.

Q. Did the Portfolio’s duration and yield curve positioning strategy help or hurt its results during the Reporting Period?

Since ALM First keeps the duration of the Portfolio aligned with that of the index to avoid taking a position on the direction of interest rates, the Portfolio’s duration neither helped nor hurt its performance. The barbell structure of the Portfolio, with front end exposure coming from floating rate assets, was able to take advantage of higher front end rates as the coupons on CMO and CMBS floaters reset higher.

Q. Were there any notable changes in the Portfolio’s weightings during the Reporting Period?

No

Q. How was the Portfolio positioned relative to its benchmark index at the end of February 2018?

At the end of the Reporting Period, the Portfolio’s largest allocations were in Agency MBS securities.

Past performance does not guarantee future results, which may vary.

There is no guarantee that these objectives will be met.

Portfolio holdings and/or allocations shown above are as of the date indicated and may not be representative of future investments. The holdings and/or allocations shown may not represent all of the Portfolio’s investments. Future investments may or may not be profitable.

THIS PAGE LEFT INTENTIONALLY BLANK

PORTFOLIO COMPOSITION—SECTOR ALLOCATION

TCU ULTRA-SHORT DURATION GOVERNMENT PORTFOLIO (Unaudited)

February 28, 2018*

August 31, 2017*

PORTFOLIO COMPOSITION—ISSUER ALLOCATION

TCU ULTRA-SHORT DURATION GOVERNMENT PORTFOLIO (Unaudited)

February 28, 2018*

August 31, 2017*

*	These percentages reflect Portfolio holdings as a percentage of net assets. Figures in the above charts may not sum to 100% due to the exclusion of other assets and liabilities, including cash. Holdings and allocations may not be representative of current or future investments. Holdings and allocations may not include the Portfolio’s entire investment portfolio, which may change at any time. Portfolio holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities.

INVESTMENT ADVISER’S DISCUSSION AND ANALYSIS

TCU SHORT DURATION PORTFOLIO

Investment Objective

The TCU Short Duration Portfolio (“SDP” or the “Portfolio”) seeks to achieve a high level of current income, consistent with relatively low volatility of principal, by investing in obligations authorized under the Federal Credit Union Act. During normal market conditions, SDP intends to invest a substantial portion of its assets in mortgage-related securities, which include privately-issued mortgage-related securities rated, at the time of purchase, in one of the two highest rating categories by a Nationally Recognized Statistical Rating Organization (“NRSRO”) and mortgage-related securities issued or guaranteed by the U.S. government, its agencies, instrumentalities or sponsored enterprises. Mortgage-related securities held by SDP may include adjustable rate and fixed rate mortgage pass-through securities, collateralized mortgage obligations and other multi-class mortgage-related securities, as well as other securities that are collateralized by or represent direct or indirect interests in mortgage-related securities or mortgage loans. An investment in the Portfolio is neither insured nor guaranteed by the U.S. government. SDP invests in obligations authorized under the Federal Credit Union Act with a maximum portfolio duration not to exceed that of a Three-Year U.S. Treasury Security and a target duration equal to that of its benchmark, the BofA Merrill Lynch Two-Year U.S. Treasury Note Index.

Portfolio Management Discussion and Analysis

Below, ALM First discusses the Portfolio’s performance and positioning for the Reporting Period.

Q. How did the Portfolio perform during the Reporting Period?

The cumulative total return for TCU Shares of the Portfolio for the six-month period ended February 28, 2018, was (0.90%), versus a (0.81%) cumulative total return for the BofA Merrill Lynch Two-Year U.S. Treasury Note Index. The Portfolio’s net asset value per share closed the Reporting Period at $9.51, versus $9.67 on August 31, 2017.

Q. What key factors were responsible for the Portfolio’s performance during the Reporting Period?

The increase in rates during the reporting period was the biggest factor impacting performance, as rates moved 60 to 100 bps higher across the curve. Additionally, mortgage spreads widened during the period as the Fed’s balance sheet normalization process continued to weigh on the sector.

Q. Which fixed income market sectors most significantly affected Portfolio performance?

Given the increase in rates, most fixed income sectors experienced negative performance over the period. However, increasing front end rates were a positive for floating rate Collateralized Mortgage Obligations (“CMO”) and Commercial Mortgage Backed Securities (“CMBS”) performance as the coupon reset higher with the uptick. Mortgage Backed Securities (“MBS”) underperformed rates as increased volatility combined with wider spreads negatively impacted the sector.

Q. Did the Portfolio’s duration and yield curve positioning strategy help or hurt its results during the Reporting Period?

Since ALM First keeps the duration of the Portfolio aligned with that of the index to avoid taking a position on the direction of interest rates, the Portfolio’s duration neither helped nor hurt its performance. The barbell structure of the Portfolio, with front end exposure coming from floating rate assets, was able to take advantage of higher front end rates as the coupons on CMO and CMBS floaters reset higher.

Q. Were there any notable changes in the Portfolio’s weightings during the Reporting Period?

No

Q. How was the Portfolio positioned at the end of February 2018?

At the end of the Reporting Period, the Portfolio’s largest allocations were in Agency MBS.

Past performance does not guarantee future results, which may vary.

There is no guarantee that these objectives will be met.

Portfolio holdings and/or allocations shown above are as of the date indicated and may not be representative of future investments. The holdings and/or allocations shown may not represent all of the Portfolio’s investments. Future investments may or may not be profitable.

THIS PAGE LEFT INTENTIONALLY BLANK

PORTFOLIO COMPOSITION—SECTOR ALLOCATION

TCU SHORT DURATION PORTFOLIO (Unaudited)

February 28, 2018*

August 31, 2017*

PORTFOLIO COMPOSITION—ISSUER ALLOCATION

TCU SHORT DURATION PORTFOLIO (Unaudited)

February 28, 2018*

August 31, 2017*

*	These percentages reflect Portfolio holdings as a percentage of net assets. Figures in the above charts may not sum to 100% due to the exclusion of other assets and liabilities, including cash. Holdings and allocations may not be representative of current or future investments. Holdings and allocations may not include the Portfolio’s entire investment portfolio, which may change at any time. Portfolio holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities.

TRUST FOR CREDIT UNIONS

Ultra-Short Duration Government Portfolio

Portfolio of Investments – February 28, 2018 (Unaudited)

Par Value		Value

CORPORATE BONDS - 9.68%
	Financials - 9.68%
$3,100,000	Bank of Montreal, 1.800%, 07/31/18	$3,094,102
5,000,000	Branch Banking & Trust Co., 3–M LIBOR + 0.220%, 1.743%, 06/01/20 (a)	5,000,696
9,200,000	Capital One NA, 2.350%, 01/31/20	9,090,270
3,000,000	Citizens Bank NA, 3–M LIBOR + 0.540%, 2.027%, 03/02/20 (a)	3,006,721
1,000,000	2.250%, 10/30/20	982,202
5,000,000	3–M LIBOR + 0.810%, 2.754%, 05/26/22 (a)	5,033,288
2,267,000	KeyBank NA, 2.350%, 03/08/19	2,261,129
4,000,000	Manufacturers & Traders Trust Co., 3–M LIBOR + 0.610%, 2.483%, 05/18/22 (a)	4,030,793
5,000,000	Regions Bank, 3–M LIBOR + 0.380%, 2.133%, 04/01/21 (a)	5,010,925

	Total Corporate Bonds	37,510,126

	(Cost $37,639,000)

ASSET-BACKED SECURITIES - 0.22%
	Federal National Mortgage Association - 0.22%
73,388	Series 2001-W4, Class AV1 1–M LIBOR + 0.280%, 1.901%, 02/25/32 (a)	72,457
107,198	Series 2002-W2, Class AV1 1–M LIBOR + 0.260%, 1.881%, 06/25/32 (a)	103,967
658,524	Series 2002-T7, Class A1 1–M LIBOR + 0.220%, 1.781%, 07/25/32 (a)	661,957

		838,381

	Total Asset-Backed Securities	838,381

	(Cost $839,145)

COLLATERALIZED MORTGAGE OBLIGATIONS - 22.50%
	Federal Home Loan Mortgage Corporation REMIC - 3.14%
2,588	Series 1009, Class D 1–M LIBOR + 0.600%, 2.188%, 10/15/20 (a)	2,591
10,122	Series 1066, Class P 1–M LIBOR + 0.900%, 2.488%, 04/15/21 (a)	10,188
13,374	Series 1222, Class P T10Y - 0.400%, 2.420%, 03/15/22 (a) (b)	13,341
33,951	Series 1250, Class J 7.000%, 05/15/22 (b)	35,525
10,663	Series 1448, Class F 1–M LIBOR + 1.400%, 2.988%, 12/15/22 (a) (c)	10,829
201,742	Series 3777, Class DA 3.500%, 10/15/24 (c)	202,882

Par Value		Value

	Federal Home Loan Mortgage Corporation REMIC - (continued)
$1,447,258	Series 2977, Class M 5.000%, 05/15/25 (b)	$1,515,370
2,418,003	Series 3346, Class FT 1–M LIBOR + 0.350%, 1.938%, 10/15/33 (a) (b)	2,424,644
1,664,293	Series 3208, Class FH 1–M LIBOR + 0.400%, 1.988%, 08/15/36 (a)	1,674,114
142,761	Series 3231, Class FB 1–M LIBOR + 0.350%, 1.938%, 10/15/36 (a)	143,254
91,255	Series 3314, Class FC 1–M LIBOR + 0.400%, 1.988%, 12/15/36 (a)	91,723
944,249	Series 4248, Class QF 1–M LIBOR + 0.500%, 2.088%, 06/15/39 (a)	954,906
577,200	Series 3545, Class FA 1–M LIBOR + 0.850%, 2.438%, 06/15/39 (a)	584,405
1,810,274	Series 4316, Class FY 1–M LIBOR + 0.400%, 1.988%, 11/15/39 (a) (c)	1,815,556
594,276	Series 3827, Class KF 1–M LIBOR + 0.370%, 1.958%, 03/15/41 (a)	596,556
86,311	Series 3868, Class FA 1–M LIBOR + 0.400%, 1.988%, 05/15/41 (a)	86,720
57,996	Series 4109, Class EC 2.000%, 12/15/41 (c)	47,763
1,929,862	Series 4606, Class FL 1–M LIBOR + 0.500%, 2.088%, 12/15/44 (a)	1,947,008

		12,157,375

	Federal National Mortgage Association REMIC - 9.41%
20,068	Series 1990-145, Class A 2.123%, 12/25/20 (a)	20,088
93,407	Series 1991-67, Class J 7.500%, 08/25/21 (b)	97,557
98,282	Series 1992-137, Class F 1–M LIBOR + 1.000%, 2.621%, 08/25/22 (a)	99,322
117,466	Series 1993-27, Class F 1–M LIBOR + 1.150%, 2.771%, 02/25/23 (a) (d)	118,993
61,479	Series 1998-21, Class F T1Y + 0.350%, 1.970%, 03/25/28 (a)	61,367
430,029	Series 2011-137, Class A 4.000%, 06/25/29 (c)	432,990
165,343	Series 2000-16, Class ZG 8.500%, 06/25/30 (c)	194,864
152,322	Series 2000-32, Class Z 7.500%, 10/18/30	169,893
243,395	Series 2006-45, Class TF 1–M LIBOR + 0.400%, 2.021%, 06/25/36 (a)	244,710

See accompanying notes to financial statements.

TRUST FOR CREDIT UNIONS

Ultra-Short Duration Government Portfolio

Portfolio of Investments (continued) – February 28, 2018 (Unaudited)

Par Value		Value

	Federal National Mortgage Association REMIC - (continued)
$255,879	Series 2006-76, Class QF 1–M LIBOR + 0.400%, 2.021%, 08/25/36 (a) (b)	$257,251
307,642	Series 2006-79, Class PF 1–M LIBOR + 0.400%, 2.021%, 08/25/36 (a) (b)	308,693
716,210	Series 2006-111, Class FA 1–M LIBOR + 0.380%, 2.001%, 11/25/36 (a)	716,623
302,921	Series 2007-75, Class VF 1–M LIBOR + 0.450%, 2.071%, 08/25/37 (a)	305,036
625,070	Series 2007-85, Class FC 1–M LIBOR + 0.540%, 2.161%, 09/25/37 (a)	629,558
321,410	Series 2007-86, Class FC 1–M LIBOR + 0.570%, 2.191%, 09/25/37 (a)	324,720
309,185	Series 2007-92, Class OF 1–M LIBOR + 0.570%, 2.191%, 09/25/37 (a)	312,389
401,927	Series 2007-99, Class FD 1–M LIBOR + 0.600%, 2.221%, 10/25/37 (a)	406,435
42,556	Series 2009-84, Class WF 1–M LIBOR + 1.100%, 2.721%, 10/25/39 (a)	43,311
1,658,280	Series 2014-19, Class FA 1–M LIBOR + 0.400%, 2.021%, 11/25/39 (a) (c)	1,663,363
1,858,960	Series 2014-19, Class FJ 1–M LIBOR + 0.400%, 2.021%, 11/25/39 (a) (c)	1,864,769
801,629	Series 2010-123, Class FL 1–M LIBOR + 0.430%, 2.051%, 11/25/40 (a)	805,918
3,272,118	Series 2011-110, Class FE 1–M LIBOR + 0.400%, 2.021%, 04/25/41 (a) (b)	3,285,776
397,262	Series 2011-63, Class FG 1–M LIBOR + 0.450%, 2.071%, 07/25/41 (a)	399,685
844,318	Series 2012-38, Class JE 3.250%, 04/25/42 (b)	843,600
3,059,001	Series 2015-30, Class AB 3.000%, 05/25/45	3,045,550
6,218,539	Series 2016-62, Class FH 1–M LIBOR + 0.400%, 2.021%, 09/25/46 (a)	6,251,863
6,942,501	Series 2016-83, Class FK 1–M LIBOR + 0.500%, 2.121%, 11/25/46 (a)	6,932,102
4,596,097	Series 2017-39, Class FT 1–M LIBOR + 0.400%, 2.021%, 05/25/47 (a)	4,617,482
1,958,315	Series 2008-22, Class FD 1–M LIBOR + 0.840%, 2.461%, 04/25/48 (a)	1,994,229

		36,448,137

Par Value		Value

	Government National Mortgage Association - 9.48%
$1,973,046	Series 2016-H24, Class BF 12–M LIBOR + 0.230%, 2.021%, 11/20/66 (a)	$1,965,479
4,549,812	Series 2017-H09, Class FJ 1–M LIBOR + 0.500%, 2.062%, 03/20/67 (a)	4,562,518
4,512,288	Series 2017-H07, Class FC 1–M LIBOR + 0.520%, 2.082%, 03/20/67 (a)	4,535,734
10,685,529	Series 2017-H11, Class FV 1–M LIBOR + 0.500%, 2.062%, 05/20/67 (a)	10,723,455
4,994,986	Series 2018-H01, Class FC 1–M LIBOR + 0.400%, 1.962%, 01/20/68 (a)	4,992,710
10,018,358	Series 2018-H01, Class FG 12–M LIBOR + 0.150%, 2.250%, 01/20/68 (a)	9,954,666

		36,734,562

	National Credit Union Administration - 0.47%
268,507	Series 2011-R1, Class 1A 1–M LIBOR + 0.450%, 2.030%, 01/08/20 (a)	269,073
1,024,691	Series 2011-R2, Class 1A 1–M LIBOR + 0.400%, 1.980%, 02/06/20 (a)	1,026,732
374,532	Series 2011-R3, Class 1A 1–M LIBOR + 0.400%, 1.979%, 03/11/20 (a)	375,307
135,995	Series 2010-A1, Class A 1–M LIBOR + 0.350%, 1.929%, 12/07/20 (a)	136,174

		1,807,286

	Total Collateralized Mortgage Obligations	87,147,360

	(Cost $87,169,740)

MORTGAGE-BACKED OBLIGATIONS - 14.81%
	Federal Home Loan Mortgage Corporation - 0.16%
429	H15T3Y + 2.125%, 3.125%, 11/01/18 (a)	429
76,548	H15T1Y + 2.135%, 6.881%, 11/01/19 (a)	77,515
15,232	6–M LIBOR + 1.156%, 2.687%, 11/01/22 (a)	15,268
51,989	6–M LIBOR + 1.236%, 2.773%, 11/01/22 (a)	52,175
13,987	6–M LIBOR + 2.227%, 3.727%, 10/01/24 (a)	14,379
3,319	H15T3Y + 2.220%, 3.124%, 10/01/25 (a)	3,305
346,975	H15T3Y + 2.553%, 3.927%, 08/01/28 (a)	355,408
18,808	H15T1Y + 1.618%, 3.028%, 07/01/29 (a)	19,073
99,318	H15T1Y + 2.007%, 3.350%, 05/01/31 (a)	103,091

		640,643

See accompanying notes to financial statements.

TRUST FOR CREDIT UNIONS

Ultra-Short Duration Government Portfolio

Portfolio of Investments (continued) – February 28, 2018 (Unaudited)

Par Value		Value

	Federal Home Loan Mortgage Corporation Gold - 6.92%
$35,808	4.500%, 05/01/18	$36,136
80,579	4.500%, 06/01/18	81,317
15,388	5.500%, 01/01/20	15,654
154,901	4.500%, 10/01/20	156,319
6,300	3.500%, 12/01/20	6,413
13,957	3.500%, 10/01/22	14,207
1,022	4.500%, 07/01/23	1,065
3,978,016	4.000%, 07/01/29	4,130,999
22,000,000	3.500%, 04/01/33 TBA (e)	22,341,440

		26,783,550

	Federal National Mortgage Association - 7.15%
766	H15BDI6M + 2.000%, 3.105%, 03/01/18 (a)	764
24,507	COF 11 + 1.250%, 2.758%, 10/01/18 (a)	24,478
981	H15T1Y + 1.750%, 2.810%, 05/01/19 (a)	980
37,793	COF 11 + 1.250%, 6.864%, 12/01/19 (a)	37,972
5,216	H15BIN6M + 1.750%, 3.043%, 01/01/20 (a)	5,211
1,424	5.000%, 01/01/20	1,441
10,525	H15T1Y + 3.075%, 7.021%, 05/01/20 (a)	10,809
48,677	3.500%, 09/01/20	49,529
4,302	3.500%, 10/01/20	4,377
15,880	3.500%, 03/01/21	16,158
41,805	H15T1Y + 2.000%, 6.809%, 02/01/22 (a)	43,211
7,483,346	2.730%, 08/01/22	7,429,548
15,037	H15BDI6M + 2.425%, 5.925%, 10/01/25 (a)	15,839
11,174	H15T1Y + 2.034%, 3.910%, 02/01/27 (a)	11,221
241,150	5.000%, 03/01/27	252,387
35,505	COF 11 + 1.250%, 2.338%, 07/01/27 (a)	35,736
4,496	H15T1Y + 1.750%, 2.930%, 07/01/27 (a)	4,602
64,839	COF 11 + 1.500%, 4.671%, 01/01/29 (a)	68,791
17,721	COF 11 + 1.500%, 4.674%, 02/01/29 (a)	18,801
44,427	COF 11 + 1.794%, 2.547%, 08/01/29 (a)	45,152
3,965,514	4.000%, 03/01/31	4,130,300
73,378	H15T1Y + 2.255%, 3.380%, 07/01/32 (a)	77,213
50,517	12–M LIBOR + 1.755%, 3.505%, 07/01/32 (a)	52,690
9,462	6.000%, 08/01/32	10,501
202,212	H15T1Y + 2.625%, 3.784%, 09/01/32 (a)	214,559
52,152	12–M LIBOR + 1.225%, 2.975%, 01/01/33 (a)	53,173
10,000,000	3.000%, 03/01/33 TBA (e)	9,955,078
42,275	H15T1Y + 2.216%, 3.374%, 06/01/33 (a)	44,575
579,532	COF 11 + 1.250%, 4.613%, 08/01/33 (a)	614,855

Par Value		Value

	Federal National Mortgage Association - (continued)
$2,372	6.000%, 11/01/33	$2,649
401,021	H15T1Y + 2.081%, 2.885%, 04/01/34 (a)	422,603
206,484	COF 11 + 1.250%, 2.003%, 07/01/34 (a)	208,348
448,883	COF 11 + 1.250%, 2.003%, 08/01/34 (a)	452,953
62,414	6.000%, 09/01/34	69,577
3,040	6.000%, 10/01/34	3,401
393,826	12–M LIBOR + 1.774%, 3.588%, 07/01/37 (a)	414,536
102,294	6.500%, 11/01/37	108,916
33,240	6.000%, 06/01/38	37,105
51,084	6.000%, 09/01/38	57,057
15,767	6.000%, 11/01/38	17,607
5,069	6.000%, 10/01/39	5,672
2,220,041	12–M LIBOR + 1.751%, 2.436%, 05/01/42 (a)	2,281,106
374,586	COF 11 + 1.250%, 2.003%, 08/01/44 (a)	378,021

		27,689,502

	Government National Mortgage Association - 0.58%
22,746	7.000%, 04/15/26	24,485
151,920	H15T1Y + 2.000%, 3.125%, 04/20/34 (a)	158,440
841,600	H15T1Y + 1.500%, 2.625%, 06/20/34 (a)	862,723
657,749	H15T1Y + 1.500%, 2.750%, 08/20/34 (a)	673,502
74,947	H15T1Y + 1.500%, 2.625%, 05/20/42 (a)	76,911
58,871	H15T1Y + 1.500%, 2.625%, 06/20/42 (a)	60,415
291,791	H15T1Y + 1.500%, 2.750%, 07/20/42 (a)	298,222
30,457	H15T1Y + 1.500%, 3.125%, 10/20/42 (a)	31,200
67,363	H15T1Y + 1.500%, 3.125%, 12/20/42 (a)	68,907

		2,254,805

	Total Mortgage-Backed Obligations	57,368,500

	(Cost $57,582,396)

AGENCY DEBENTURES - 1.74%
	Federal Home Loan Bank - 0.84%
3,310,000	0.875%, 08/05/19	3,247,842

		3,247,842

	Other Agency Debentures - 0.90%
3,500,000	Sri Lanka Government Aid Bond 3–M LIBOR + 0.300%, 2.256%, 11/01/24 (a) (f)	3,500,000

		3,500,000

	Total Agency Debentures	6,747,842

	(Cost $6,806,944)

See accompanying notes to financial statements.

TRUST FOR CREDIT UNIONS

Ultra-Short Duration Government Portfolio

Portfolio of Investments (continued) – February 28, 2018 (Unaudited)

Par Value		Value

U.S. TREASURY OBLIGATIONS - 7.18%
	United States Treasury Notes & Bonds - 7.18%
$28,000,000	1.611%, 07/26/18 (g)	$27,798,528

	Total U.S. Treasury Obligations	27,798,528

	(Cost $27,817,284)

U.S. GOVERNMENT-BACKED OBLIGATIONS - 27.26%
	FHLMC, Multifamily Aggregation Risk Transfer Trust
10,250,000	Series 2017-KT01, Class A, 1–M LIBOR + 0.320%, 1.881%, 02/25/20 (a) (c)	10,287,996
	FHLMC, Multifamily Structured Pass Through Certificates
5,500,000	Series K009, Class A2, 3.808%, 08/25/20 (c)	5,635,203
	FHLMC, Multifamily Structured Pass Through Certificates
8,624,254	Series K031, Class A1, 2.778%, 09/25/22 (c)	8,624,843
	FHLMC, Multifamily Structured Pass Through Certificates
2,117,337	Series K049, Class A1, 2.475%, 03/25/25 (c)	2,072,568
	FHLMC, Multifamily Structured Pass Through Certificates
1,331,558	Series K703, Class A2, 2.699%, 05/25/18 (c)	1,330,698
	FHLMC, Multifamily Structured Pass Through Certificates
7,987,519	Series K705, Class A2, 2.303%, 09/25/18 (c)	7,976,332
	FHLMC, Multifamily Structured Pass Through Certificates
4,859,012	Series K706, Class A2, 2.323%, 10/25/18 (c)	4,856,038
	FHLMC, Multifamily Structured Pass Through Certificates
5,000,000	Series K707, Class A2, 2.220%, 12/25/18 (c)	4,990,910
	FHLMC, Multifamily Structured Pass Through Certificates
1,000,625	Series K710, Class A2, 1.883%, 05/25/19 (c)	994,952
	FHLMC, Multifamily Structured Pass Through Certificates
1,996,829	Series K712, Class A2, 1.869%, 11/25/19 (c)	1,977,432
	FHLMC, Multifamily Structured Pass Through Certificates
1,500,000	Series K713, Class A2, 2.313%, 03/25/20 (c)	1,489,599
	FHLMC, Multifamily Structured Pass Through Certificates
1,000,000	Series KBF1, Class A, 1–M LIBOR + 0.390%, 1.970%, 07/25/24 (a) (c)	999,422
	FHLMC, Multifamily Structured Pass Through Certificates
4,786,646	Series KF29, Class A, 1–M LIBOR + 0.360%, 1.940%, 02/25/24 (a) (c)	4,794,136
	FHLMC, Multifamily Structured Pass Through Certificates
4,680,809	Series KF30, Class A, 1–M LIBOR + 0.370%, 1.950%, 03/25/27 (a) (c)	4,688,055
	FHLMC, Multifamily Structured Pass Through Certificates
13,726,258	Series KF31, Class A, 1–M LIBOR + 0.370%, 1.950%, 04/25/24 (a) (c)	13,747,753
	FHLMC, Multifamily Structured Pass Through Certificates
3,257,974	Series KL1P, Class A1P, 2.544%, 10/25/25 (c)	3,199,421

Par Value		Value

U.S. GOVERNMENT-BACKED OBLIGATIONS - (continued)
	FHLMC, Multifamily Structured Pass Through Certificates
$7,028,191	Series KLH3, Class A, 1–M LIBOR + 0.700%, 2.280%, 11/25/22 (a) (c)	$7,030,834
	FHLMC, Multifamily Structured Pass Through Certificates
7,335,622	Series KP02, Class A2, 2.355%, 04/25/21 (a) (c)	7,280,506
	FNMA
2,245,746	Series 2014-M10, Class ASQ2, 2.171%, 09/25/19 (a) (c)	2,233,674
	FNMA
6,709,361	Series 2014-M5, Class ASQ2, 2.034%, 03/25/19 (c)	6,690,466
	FNMA
4,670,022	Series 2017-M5, Class FA, 1–M LIBOR + 0.490%, 2.048%, 04/25/24 (a) (c)	4,681,228

	Total U.S. Government-Backed Obligations	105,582,066

	(Cost $106,182,715)

REPURCHASE AGREEMENTS - 24.79%
8,600,000	Amherst Pierpont Securities, 1.52%, Dated 02/28/18, matures 03/01/2018, repurchase price $8,600,363 (collateralized by $10,858,119 par amount of United States Treasury Bills, GNMA, FNMA and Federal National Mortgage Backed Securities of 0.000% to 4.500% due 03/01/18 to 10/20/64, total market value $8,773,311)	8,600,000
20,400,000	Amherst Pierpont Securities, 1.54%, Dated 02/28/18, matures 03/01/2018, repurchase price $20,400,873 (collateralized by $38,967,270 par amount of SBA Security, GNMA and a Federal National Mortgage Backed Security of 3.000% to 5.244% due 07/01/29 to 01/20/68, total market value $20,812,554)	20,400,000
25,000,000	Amherst Pierpont Securities, 2.28%, Dated 02/01/18, matures 03/05/2018, repurchase price $25,050,667 (collateralized by $27,057,077 par amount of GNMA and FNMA of 0.000% to 5.250% due 12/25/27 to 10/20/64, total market value $26,105,896)	25,000,000
32,000,000	Amherst Pierpont Securities, 1.53%, Dated 02/15/18, matures 03/15/2018, repurchase price $32,038,080 (collateralized by $38,687,163 par amount of SBA Securities, United States Treasury Bills, GNMA, FNMA and a Federal National Mortgage Backed Securities of 0.000% to 5.500% due 06/16/18 to 01/20/68, total market value $32,856,103)	32,000,000

See accompanying notes to financial statements.

TRUST FOR CREDIT UNIONS

Ultra-Short Duration Government Portfolio

Portfolio of Investments (continued) – February 28, 2018 (Unaudited)

Par Value		Value

REPURCHASE AGREEMENTS - (continued)
$10,000,000	Amherst Pierpont Securities, 2.05%, Dated 02/26/18, matures 03/26/2018, repurchase price $10,015,944 (collateralized by $17,081,065 par amount of United States Treasury Note, United States Treasury Bill, GNMA, FNMA and a Federal National Mortgage Backed Securities of 0.000% to 7.500% due 10/11/18 to 10/20/64, total market value $10,322,757)	$10,000,000

	Total Repurchase Agreements	96,000,000

	(Cost $96,000,000)
	Total Investments - 108.18%	418,992,803

	(Cost $420,037,224)
	Net Other Assets and Liabilities - (8.18)%	(31,697,895)

	Net Assets - 100.00%	$387,294,908

(a)	Variable rate securities. Interest rates disclosed are those which are in effect at February 28, 2018. Maturity date shown is the date of the next coupon rate reset or actual maturity. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description. For those variable rate securities which are based on published reference and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. See also, Explanation of Abbreviations and Acronyms below.

(b)	The security has PAC (Planned Amortization Class) collateral.

(c)	The security has Sequential collateral.

(d)	The security has Support collateral.

(e)	Represents or includes a TBA (To Be Announced) transaction.

(f)	Security has been valued at fair market value as determined in good faith by or under the direction of the Board of Trustees of the Trust. As of February 28, 2018, this security amounted to $3,500,000 or 0.90% of net assets. Investment categorized as a significant unobservable input (Level 3).

(g)	Discount Note. Rate shown is yield at time of purchase.

Explanation of Abbreviations and Acronyms:

COF 11	Cost of Funds for the 11th District of San Francisco
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
H15BDI6M	US Treasury Bill 3 Month Auction High Discount Rate
H15BIN6M	US Treasury Bill 6 Month Auction Investment Rate
H15T1Y	US Treasury Yield Curve Rate T-Note Constant Maturity 1 Year
H15T3Y	US Treasury Yield Curve Rate T-Note Constant Maturity 3 Year
LIBOR	London Interbank Offered Rate
REMIC	Real Estate Mortgage Investment Conduit
SBA	Small Business Administration
T1Y	US Treasury Yield Curve Rate T-Note Constant Maturity 1 Year
T10Y	US Treasury Yield Curve Rate T-Note Constant Maturity 10 Year
1–M	One Month
3–M	Three Months
6–M	Six Months
12–M	Twelve Months

See accompanying notes to financial statements.

TRUST FOR CREDIT UNIONS

Short Duration Portfolio

Portfolio of Investments – February 28, 2018 (Unaudited)

Par Value		Value

CORPORATE BONDS - 12.96%
	Financials - 12.96%
$5,000,000	Capital One Bank USA NA, 2.150%, 11/21/18	$4,988,933
4,000,000	Capital One NA, 2.950%, 07/23/21	3,957,418
10,000,000	Citibank NA, 3–M LIBOR + 0.350%, 2.189%, 02/12/21 (a)	9,994,490
1,000,000	Citizens Bank NA, 2.200%, 05/26/20	984,358
2,000,000	2.250%, 10/30/20	1,964,405
7,000,000	Fifth Third Bank, 2.875%, 10/01/21	6,949,757
11,250,000	Manufacturers & Traders Trust Co., 3–M LIBOR + 0.610%, 2.483%, 05/18/22 (a)	11,336,606
5,592,000	PNC Bank NA, 2.150%, 04/29/21	5,443,723
3,000,000	2.550%, 12/09/21	2,941,756
5,200,000	Regions Bank 3–M LIBOR + 0.380%, 2.133%, 04/01/21 (a)	5,211,362

	Total Corporate Bonds	53,772,808

	(Cost $54,220,732)

COLLATERALIZED MORTGAGE OBLIGATIONS - 15.06%
	Federal Home Loan Mortgage Corporation REMIC - 4.30%
24,880	Series 1448, Class F 1–M LIBOR + 1.400%, 2.988%, 12/15/22 (a) (b)	25,269
327,592	Series 2868, Class AV 5.000%, 08/15/24 (b)	342,386
166,590	Series 3777, Class DA 3.500%, 10/15/24 (b)	167,531
181,554	Series 1980, Class Z 7.000%, 07/15/27 (b)	202,090
2,006,068	Series 3346, Class FT 1–M LIBOR + 0.350%, 1.938%, 10/15/33 (a) (c)	2,011,577
1,680,027	Series 3471, Class FB 1–M LIBOR + 1.000%, 2.588%, 08/15/35 (a)	1,717,615
2,506,466	Series 3208, Class FA 1–M LIBOR + 0.400%, 1.988%, 08/15/36 (a)	2,521,257
842,172	Series 3208, Class FH 1–M LIBOR + 0.400%, 1.988%, 08/15/36 (a)	847,142
516,112	Series 3367, Class YF 1–M LIBOR + 0.550%, 2.138%, 09/15/37 (a)	518,500
1,985,304	Series 3371, Class FA 1–M LIBOR + 0.600%, 2.188%, 09/15/37 (a)	2,008,046
881,726	Series 4248, Class QF 1–M LIBOR + 0.500%, 2.088%, 06/15/39 (a)	891,678
1,796,963	Series 4316, Class FY 1–M LIBOR + 0.400%, 1.988%, 11/15/39 (a) (b)	1,802,207

Par Value		Value

	Federal Home Loan Mortgage Corporation REMIC - (continued)
$372,879	Series 3827, Class KF 1–M LIBOR + 0.370%, 1.958%, 03/15/41 (a)	$374,310
46,212	Series 4109, Class EC 2.000%, 12/15/41 (b)	38,058
1,634,655	Series 4272, Class FD 1–M LIBOR + 0.350%, 1.938%, 11/15/43 (a)	1,639,797
2,701,807	Series 4606, Class FL 1–M LIBOR + 0.500%, 2.088%, 12/15/44 (a)	2,725,811

		17,833,274

	Federal National Mortgage Association REMIC - 7.14%
42,274	Series 2009-70, Class TM 4.000%, 08/25/19	42,410
42,387	Series 2009-70, Class TN 4.000%, 08/25/19	42,524
1,991	Series G92-44, Class Z 8.000%, 07/25/22	2,139
352,282	Series 2006-45, Class TF 1–M LIBOR + 0.400%, 2.021%, 06/25/36 (a)	354,186
371,790	Series 2006-76, Class QF 1–M LIBOR + 0.400%, 2.021%, 08/25/36 (a) (c)	373,784
227,191	Series 2007-75, Class VF 1–M LIBOR + 0.450%, 2.071%, 08/25/37 (a)	228,777
1,634,420	Series 2014-19, Class FA 1–M LIBOR + 0.400%, 2.021%, 11/25/39 (a) (b)	1,639,430
1,846,649	Series 2014-19, Class FJ 1–M LIBOR + 0.400%, 2.021%, 11/25/39 (a) (b)	1,852,420
316,795	Series 2010-123, Class FL 1–M LIBOR + 0.430%, 2.051%, 11/25/40 (a)	318,490
1,071,273	Series 2011-110, Class FE 1–M LIBOR + 0.400%, 2.021%, 04/25/41 (a) (c)	1,075,744
575,757	Series 2015-92, Class PA 2.500%, 12/25/41	557,415
677,222	Series 2012-38, Class JE 3.250%, 04/25/42 (c)	676,646
1,949,604	Series 2012-71, Class FL 1–M LIBOR + 0.500%, 2.121%, 07/25/42 (a)	1,968,445
6,941,624	Series 2016-62, Class FH 1–M LIBOR + 0.400%, 2.021%, 09/25/46 (a)	6,978,823
7,365,293	Series 2016-83, Class FK 1–M LIBOR + 0.500%, 2.121%, 11/25/46 (a)	7,354,261
4,596,097	Series 2017-39, Class FT 1–M LIBOR + 0.400%, 2.021%, 05/25/47 (a)	4,617,482
1,520,259	Series 2008-22, Class FD 1–M LIBOR + 0.840%, 2.461%, 04/25/48 (a)	1,548,139

		29,631,115

See accompanying notes to financial statements.

TRUST FOR CREDIT UNIONS

Short Duration Portfolio

Portfolio of Investments (continued) – February 28, 2018 (Unaudited)

Par Value		Value

	Government National Mortgage Association - 3.40%
$4,549,812	Series 2017-H09, Class FJ 1–M LIBOR + 0.500%, 2.062%, 03/20/67 (a)	$4,562,517
4,512,288	Series 2017-H07, Class FC 1–M LIBOR + 0.520%, 2.082%, 03/20/67 (a)	4,535,734
4,994,987	Series 2018-H01, Class FC 1–M LIBOR + 0.400%, 1.962%, 01/20/68 (a)	4,992,710

		14,090,961

	National Credit Union Administration - 0.22%
496,820	Series 2011-R2, Class 1A 1–M LIBOR + 0.400%, 1.980%, 02/06/20 (a)	497,809
418,595	Series 2011-R3, Class 1A 1–M LIBOR + 0.400%, 1.979%, 03/11/20 (a)	419,461

		917,270

	Total Collateralized Mortgage Obligations	62,472,620

	(Cost $62,307,467)

MORTGAGE-BACKED OBLIGATIONS - 29.32%
	Federal Home Loan Mortgage Corporation - 0.49%
130,329	12–M LIBOR + 1.735%, 3.568%, 01/01/34 (a)	135,502
93,475	12–M LIBOR + 1.840%, 3.628%, 11/01/34 (a)	97,995
416,333	H15T1Y + 2.250%, 3.295%, 08/01/35 (a)	439,701
456,962	12–M LIBOR + 1.769%, 3.529%, 05/01/36 (a)	478,216
838,626	12–M LIBOR + 1.890%, 2.596%, 03/01/42 (a)	865,240

		2,016,654

	Federal Home Loan Mortgage Corporation Gold - 13.49%
187	5.500%, 03/01/18	187
29,426	4.500%, 05/01/18	29,695
712	6.500%, 05/01/18	713
66,822	4.500%, 06/01/18	67,433
423	6.000%, 10/01/18	470
200	6.000%, 11/01/18	222
67,753	5.500%, 02/01/19	68,613
16,294	5.500%, 01/01/20	16,575
319,598	5.000%, 04/01/20	324,533
128,287	4.500%, 10/01/20	129,462
5,215	3.500%, 12/01/20	5,308
11,552	3.500%, 10/01/22	11,759
3,623,622	3.500%, 05/01/30	3,694,902
9,096,242	2.000%, 12/01/31	8,654,467
18,000,000	3.500%, 04/01/33 TBA (d)	18,279,360
132,548	5.000%, 08/01/35	142,814
16,099	5.000%, 12/01/35	17,392
4,645,493	3.000%, 01/01/37	4,586,963
4,671,444	3.000%, 02/01/37	4,612,557
7,123,387	3.500%, 02/01/37	7,232,005
6,578,094	3.500%, 03/01/37	6,667,160

Par Value		Value

	Federal Home Loan Mortgage Corporation - (continued)
$165,194	5.000%, 03/01/37	$178,424
331,422	5.000%, 05/01/37	358,126
256,279	5.000%, 02/01/38	276,521
80,776	5.000%, 03/01/38	87,052
73,976	5.000%, 09/01/38	79,851
253,696	5.000%, 12/01/38	273,952
164,197	5.000%, 01/01/39	177,270

		55,973,786

	Federal National Mortgage Association - 15.20%
14,906	5.500%, 05/01/18	14,933
2,508	5.500%, 06/01/18	2,511
9,316	5.500%, 10/01/18	9,391
15,453	5.500%, 11/01/18	15,570
1,261	5.500%, 12/01/18	1,273
40,178	3.500%, 09/01/20	40,881
3,551	3.500%, 10/01/20	3,613
13,108	3.500%, 03/01/21	13,337
7,483,346	2.730%, 08/01/22	7,429,548
192,920	5.000%, 03/01/27	201,909
98,243	7.000%, 08/01/28	109,968
238,662	7.000%, 11/01/28	268,626
145,450	2.500%, 02/01/32	141,961
17,761	7.000%, 02/01/32	19,736
32,844	H15T1Y + 2.235%, 3.000%, 05/01/32 (a)	34,546
92,227	7.000%, 05/01/32	104,791
207,659	H15T1Y + 2.625%, 3.784%, 09/01/32 (a)	220,340
9,620	7.000%, 09/01/32	10,234
15,000,000	2.500%, 03/01/33 TBA (d)	14,626,172
390,161	H15T1Y + 2.215%, 3.275%, 07/01/33 (a)	410,674
246,808	12–M LIBOR + 1.563%, 3.313%, 11/01/33 (a)	255,613
258,820	H15T1Y + 2.215%, 3.496%, 12/01/33 (a)	267,640
131,208	12–M LIBOR + 1.715%, 3.465%, 03/01/34 (a)	136,819
260,677	12–M LIBOR + 1.547%, 3.297%, 04/01/34 (a)	267,611
164,085	H15T1Y + 2.185%, 3.310%, 08/01/34 (a)	172,657
1,202	6.000%, 09/01/34	1,346
182,957	12–M LIBOR + 1.705%, 3.455%, 10/01/34 (a)	189,753
95,863	12–M LIBOR + 1.621%, 3.746%, 03/01/35 (a)	98,397
317,227	12–M LIBOR + 1.720%, 3.470%, 04/01/35 (a)	332,148
361,385	H15T1Y + 2.313%, 3.068%, 05/01/35 (a)	380,763
309,147	12–M LIBOR + 1.427%, 3.204%, 05/01/35 (a)	321,931
60,355	12–M LIBOR + 1.525%, 3.400%, 05/01/35 (a)	62,706
265,511	6–M LIBOR + 1.414%, 2.968%, 06/01/35 (a)	270,994
2,559,206	4.000%, 06/01/35	2,647,332
200,478	6–M LIBOR + 1.513%, 3.122%, 08/01/35 (a)	206,012

See accompanying notes to financial statements.

TRUST FOR CREDIT UNIONS

Short Duration Portfolio

Portfolio of Investments (continued) – February 28, 2018 (Unaudited)

Par Value		Value

	Federal National Mortgage Association - (continued)
$542,659	12–M LIBOR + 1.750%, 3.500%, 08/01/35 (a)	$573,661
381,402	12–M LIBOR + 2.432%, 4.182%, 09/01/35 (a)	406,334
204,975	H15T1Y + 2.085%, 3.278%, 10/01/35 (a)	211,570
849,603	12–M LIBOR + 1.559%, 3.309%, 11/01/35 (a)	887,461
431,984	12–M LIBOR + 1.737%, 3.572%, 03/01/36 (a)	454,467
445,063	12MTA + 2.433%, 3.617%, 04/01/36 (a)	461,546
82,053	5.000%, 10/01/39	88,861
2,854,339	12–M LIBOR + 1.751%, 2.434%, 05/01/42 (a)	2,932,851
1,150,018	12–M LIBOR + 1.700%, 2.765%, 06/01/42 (a)	1,183,149
1,665,811	12–M LIBOR + 1.679%, 2.249%, 10/01/42 (a)	1,699,279
1,800,326	12–M LIBOR + 1.594%, 2.601%, 12/01/44 (a)	1,840,625
22,000,000	4.500%, 04/01/48 TBA (d)	22,995,676

		63,027,216

	Government National Mortgage Association - 0.14%
82,537	H15T1Y + 1.500%, 2.625%, 05/20/42 (a)	84,700
66,991	H15T1Y + 1.500%, 2.625%, 06/20/42 (a)	68,748
323,167	H15T1Y + 1.500%, 2.750%, 07/20/42 (a)	330,289
34,658	H15T1Y + 1.500%, 3.125%, 10/20/42 (a)	35,503
75,355	H15T1Y + 1.500%, 3.125%, 12/20/42 (a)	77,083

		596,323

	Total Mortgage-Backed Obligations	121,613,979

	(Cost $122,749,556)

U.S. TREASURY OBLIGATIONS - 10.94%
	United States Treasury Notes & Bonds - 10.94%
6,810,000	1.000%, 03/15/18	6,809,221
8,950,000	1.250%, 11/15/18	8,903,152
9,500,000	1.250%, 12/31/18	9,436,543
15,730,000	1.250%, 01/31/19	15,612,025
4,700,000	0.875%, 06/15/19	4,623,625

	Total U.S. Treasury Obligations	45,384,566

	(Cost $45,724,596)

U.S. GOVERNMENT-BACKED OBLIGATIONS - 27.32%
	FHLMC, Multifamily Aggregation Risk Transfer Trust
5,635,000	Series 2017-KT01, Class A, 1–M LIBOR + 0.320%, 1.881%, 02/25/20 (a) (b)	5,655,888
	FHLMC, Multifamily Structured Pass Thru Certificates
4,167,000	Series K031, Class A2 3.300%, 04/25/23 (a) (b)	4,228,733
12,783,940	Series K064, Class A1 2.891%, 10/25/26 (b)	12,592,443

Par Value		Value

U.S. GOVERNMENT-BACKED OBLIGATIONS - (continued)
$1,174,904	Series K703, Class A2 2.699%, 05/25/18 (b)	$1,174,145
2,446,890	Series K726, Class A1 2.596%, 08/25/23 (b)	2,422,596
5,000,000	Series K726, Class AM 2.985%, 04/25/24 (b)	4,961,084
983,225	Series K727, Class A1 2.632%, 10/25/23 (b)	976,277
10,000,000	Series K728, Class AM 3.133%, 08/25/24 (a) (b)	9,994,466
1,231,916	Series KF27, Class A 1–M LIBOR + 0.420%, 1.984%, 12/25/26 (a) (b)	1,241,639
4,786,646	Series KF29, Class A 1–M LIBOR + 0.360%, 1.940%, 02/25/24 (a) (b)	4,794,136
9,361,618	Series KF30, Class A 1–M LIBOR + 0.370%, 1.950%, 03/25/27 (a) (b)	9,376,109
12,809,860	Series KF31, Class A 1–M LIBOR + 0.370%, 1.950%, 04/25/24 (a) (b)	12,829,920
9,441,903	Series KJ14, Class A1 2.197%, 11/25/23 (b)	9,153,885
3,257,974	Series KL1P, Class A1P 2.544%, 10/25/25 (b)	3,199,421
7,028,191	Series KLH3, Class A 1–M LIBOR + 0.700%, 2.280%, 11/25/22 (a) (b)	7,030,834
8,087,993	Series KP02, Class A2 2.355%, 04/25/21 (a) (b)	8,027,225
6,200,000	Series 2017-SR01, Class A2, 2.750%, 11/25/22 (b)	6,130,714
	FNMA
4,374,035	Series 2013-M6, Class 2A 2.493%, 03/25/23 (a) (b)	4,300,003
2,264,409	Series 2014-M5, Class ASQ2 2.034%, 03/25/19 (b)	2,258,032
2,992,046	Series 2018-M1, Class A1 2.986%, 12/25/27 (b)	2,985,278

	Total U.S. Government-Backed Obligations	113,332,828

	(Cost $114,971,390)

REPURCHASE AGREEMENTS - 17.70%
55,000,000	Amherst Pierpont Securities, 1.53%, Dated 02/15/18, matures 03/15/18, repurchase price $55,065,450 (collateralized by $77,629,113 par amount of SBA Security, GNMA, FHLMC, Federal National Mortgage Backed Securities and United States Treasury Bills with interest rates of 0.000% to 6.500% due 06/14/18 to 01/20/68, total market value $56,268,225)	55,000,000

See accompanying notes to financial statements.

TRUST FOR CREDIT UNIONS

Short Duration Portfolio

Portfolio of Investments (continued) – February 28, 2018 (Unaudited)

Par Value		Value

REPURCHASE AGREEMENTS - (continued)
$18,400,000	Amherst Pierpont Securities, 1.54%, Dated 02/28/18, matures 03/01/18, repurchase price $18,400,787 (collateralized by $31,942,932 par amount of United States Treasury Note, SBA Securities, GNMA, FHLMC and Federal National Mortgage Backed Securities with interest rates of 0.000% to 6.500% due 06/14/18 to 10/20/64, total market value $18,916,755)	$18,400,000

	Total Repurchase Agreements	73,400,000

	(Cost $73,400,000)
Shares

REGISTERED INVESTMENT COMPANY - 0.21%
865,742	Dreyfus Government Cash Management Fund, 1.26% (e)	865,742

	Total Registered Investment Company	865,742

	(Cost $865,742)
	Total Investments - 113.51%	470,842,543

	(Cost $474,239,483)
	Net Other Assets and Liabilities - (13.51)%	(56,043,756)

	Net Assets - 100.00%	$414,798,787

(a)	Variable rate securities. Interest rates disclosed are those which are in effect at February 28, 2018. Maturity date shown is the date of the next coupon rate reset or actual maturity. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description. For those variable rate securities which are based on published reference and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. See also, Explanation of Abbreviations and Acronyms below.

(b)	The security has Sequential collateral.

(c)	The security has PAC (Planned Amortization Class) collateral.

(d)	Represents or includes a TBA (To Be Announced) transaction.

(e)	Rate periodically changes. Rate disclosed is the daily yield on February 28, 2018.

Explanation of Abbreviations and Acronyms:

12MTA	Federal Reserve US 12-Month Cumulative Average 1 Year Constant Maturity Treasury
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
H15T1Y	US Treasury Yield Curve Rate T-Note Constant Maturity 1 Year
LIBOR	London Interbank Offered Rate
REMIC	Real Estate Mortgage Investment Conduit
SBA	Small Business Administration
1–M	One Month
3–M	Three Months
6–M	Six Months
12–M	Twelve Months

See accompanying notes to financial statements.

TRUST FOR CREDIT UNIONS

Statements of Assets and Liabilities

February 28, 2018 (Unaudited)

	Ultra-Short Duration Government Portfolio	Short Duration Portfolio

ASSETS:

INVESTMENTS:
Investments and repurchase agreements at cost	$420,037,224	$474,239,483

Investments at value	$322,992,803	$397,442,543
Repurchase agreements at value	96,000,000	73,400,000

Total investments and repurchase agreements at value	418,992,803	470,842,543

Cash	70,478	3,668,367
Segregated Cash	57,031	—

RECEIVABLES:
Interest	451,351	773,642
Investment securities sold	23,151,226	42,055,274
Other assets	5,555	6,069

Total Assets	442,728,444	517,345,895

LIABILITIES:

PAYABLES:
Dividends	306,081	349,772
Investment securities purchased	22,564,632	45,887,773
TBA Investment securities purchased	32,412,295	56,150,646
Advisory fees	28,109	30,057
Administration fees	14,853	15,917
Distribution fees	327	505
Accrued expenses	107,239	112,438

Total Liabilities	55,433,536	102,547,108

NET ASSETS	$387,294,908	$414,798,787

NET ASSETS CONSIST OF:
Paid-in capital	$397,575,273	$429,392,961
Accumulated distributions in excess of net investment income	(6,214)	(62,415)
Accumulated net realized loss on investment transactions	(9,229,730)	(11,134,819)
Net unrealized depreciation on investments	(1,044,421)	(3,396,940)

TOTAL NET ASSETS	$387,294,908	$414,798,787

TCU Shares:
Net Assets	$373,098,681	$392,855,934
Total shares outstanding, $0.001 par value (unlimited number of shares authorized)	39,673,697	41,293,152

Net asset value, offering and redemption price per share (net assets/shares outstanding)	$9.40	$9.51

Investor Shares:
Net Assets	$14,196,227	$21,942,853
Total Shares outstanding, $0.001 par value (unlimited number of shares authorized)	1,509,564	2,306,397

Net asset value, offering and redemption price per share (net assets/shares outstanding)	$9.40	$9.51

See accompanying notes to financial statements.

TRUST FOR CREDIT UNIONS

Statements of Operations

For the Six Months Ended February 28, 2018 (Unaudited)

	Ultra-Short Duration Government Portfolio	Short Duration Portfolio

INVESTMENT INCOME:
Interest	$3,036,668	$3,729,411

EXPENSES:
Advisory fees	180,074	193,177
Administration fees	94,454	101,326
Legal fees	122,632	134,195
Audit and tax fees	18,120	18,120
Custody fees	47,273	47,367
Accounting fees	82,851	89,363
Compliance fees	29,623	33,588
Trustees’ fees	47,993	52,375
Printing fees	12,596	13,582
Transfer agent fees	47,793	48,463
Distribution and Service (12b-1) Fees on Investor Shares	2,155	3,285
Other expenses	58,675	59,933

Total operating expenses	744,239	794,774

Trustees’ fees waived	(7,415)	(8,009)
Compliance fees waived	(2,869)	(3,194)
Legal fees waived	(738)	(783)

Total expense reductions	(11,022)	(11,986)

Net operating expenses	733,217	782,788

Net Investment Income	2,303,451	2,946,623

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS:
Net Realized Loss on Investment Transactions	(690,042)	(1,564,505)
Net Change in Unrealized Depreciation of:
Investments	(1,571,142)	(4,950,307)

Net Realized and Unrealized Loss on Investments	(2,261,184)	(6,514,812)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:	$42,267	$(3,568,189)

See accompanying notes to financial statements.

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Statements of Changes in Net Assets

	Ultra-Short Duration Government Portfolio		Short Duration Portfolio
	Six Months Ended February 28, 2018 (Unaudited)	Year Ended August 31, 2017	Six Months Ended February 28, 2018 (Unaudited)	Year Ended August 31, 2017

Investment Activities:
Operations:
Net investment income	$2,303,451	$2,808,503	$2,946,623	$4,052,238
Net realized gain (loss) on investment transactions	(690,042)	66,738	(1,564,505)	(1,229,905)
Net change in unrealized depreciation of investments	(1,571,142)	(611,982)	(4,950,307)	(330,687)

Net increase (decrease) in net assets resulting from operations	42,267	2,263,259	(3,568,189)	2,491,646

Distributions to Shareholders:
From net investment income
TCU Shares	(2,491,851)	(3,232,664)	(2,961,296)	(4,230,342)
Investor Shares	(94,584)	(122,370)	(165,702)	(227,712)

Total Distributions	(2,586,435)	(3,355,034)	(3,126,998)	(4,458,054)

From Shares Transactions:
TCU Shares:
Proceeds from sale of shares	15,000,000	5,000,000	20,000,000	5,000,000
Reinvestment of dividends and distributions	936,998	1,229,001	1,037,802	1,433,111
Cost of shares repurchased	(4,001,009)	(39,502,108)	(18,001,019)	(48,120,472)
Investor Shares:
Reinvestment of dividends and distributions	—	279	114,321	170,361
Cost of shares repurchased	—	(781,031)	—	(1,265,245)

Net increase (decrease) in net assets resulting from shares transactions	11,935,989	(34,053,859)	3,151,104	(42,782,245)

Net change in net assets	9,391,821	(35,145,634)	(3,544,083)	(44,748,653)
Net Assets:
Beginning of period	377,903,087	413,048,721	418,342,870	463,091,523
End of period	$387,294,908	$377,903,087	$414,798,787	$418,342,870

Accumulated Undistributed Net Investment Income (loss)	$(6,214)	$276,770	$(62,415)	$117,960

Other Information:
Summary of Shares Transactions:
TCU Shares:
Shares sold	1,590,106	529,100	2,083,336	519,211
Reinvestment of dividends and distribution	99,341	129,758	108,235	148,393
Shares repurchased	(423,835)	(4,164,187)	(1,859,610)	(4,965,222)

Total TCU Share Transaction	1,265,612	(3,505,329)	331,961	(4,297,618)

Investor Shares:
Reinvestment of dividends and distribution	—	29	11,922	17,641
Shares repurchased	—	(82,300)	—	(130,169)

Total Investor Share Transaction	—	(82,271)	11,922	(112,528)

Net increase (decrease) in shares outstanding	1,265,612	(3,587,600)	343,883	(4,410,146)

See accompanying notes to financial statements.

TRUST FOR CREDIT UNIONS

Financial Highlights

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

	Ultra-Short Duration Government Portfolio — TCU Shares

	Six Months Ended February 28, 2018 (Unaudited)		Years Ended August 31,
			2017		2016	2015		2014	2013
Net Asset Value,
Beginning of period	$9.47		$9.49		$9.53	$9.55		$9.58	$9.64

Income from Investment Operations:
Net investment income(a)(b)	0.06		0.07		0.03	0.01		0.02	0.02
Net realized and unrealized gain (loss) on investment transactions	(0.07)		(0.01)		(0.02)	—		—	(0.03)

Total income (loss) from investment operations	(0.01)		0.06		0.01	0.01		0.02	(0.01)

Less Distributions from:
Investment income(b)	(0.06)		(0.08)		(0.05)	(0.03)		(0.05)	(0.05)

Total Distributions	(0.06)		(0.08)		(0.05)	(0.03)		(0.05)	(0.05)

Net Asset Value,
End of period	$9.40		$9.47		$9.49	$9.53		$9.55	$9.58

Total Return(c)	(0.06)%		0.68%		0.11%	0.10%		0.22%	(0.08)%
Ratios/Supplemental Data:
Net Assets at the end of period (in thousands)	$373,099		$363,612		$397,935	$500,820		$569,206	$614,074
Ratios to average net assets:
Expenses net of expense reductions	0.39	%(d)(e)	0.40	%(d)	0.41%	0.36	%(d)	0.36%	0.34%
Expenses before expense reductions	0.39	%(e)	0.41%		0.41%	0.37%		0.36%	0.34%
Net investment income net of expense reduction	1.22	%(d)(e)	0.74	%(d)	0.36%	0.07	%(d)	0.17%	0.25%
Net investment income before expense reduction	1.21	%(e)	0.73%		0.36%	0.07%		0.17%	0.25%
Portfolio Turnover Rate	80	%(f)	123%		147%	196%		137%	224%

(a)	Calculated based on average shares outstanding.
(b)	Net investment income per share differs from Distributions to Shareholders from net investment income primarily due to book/tax differences on treatment of paydown gains and losses, market discounts and market premiums.
(c)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(d)	During the period, certain fees were waived. (see Note 3)
(e)	Annualized.
(f)	Not Annualized.

See accompanying notes to financial statements.

TRUST FOR CREDIT UNIONS

Financial Highlights

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

	Ultra-Short Duration Government Portfolio — Investor Shares
	Six Months Ended February 28, 2018 (Unaudited)		Year Ended August 31, 2017		Year Ended August 31, 2016	Year Ended August 31, 2015		Year Ended August 31, 2014	For the Period November 30, 2012(a) to August 31, 2013

Net Asset Value,
Beginning of period	$9.47		$9.49		$9.53	$9.55		$9.58	$9.64

Income from Investment Operations:
Net investment income(b)(c)	0.06		0.07		0.03	0.01		0.01	0.02
Net realized and unrealized gain (loss) on investment transactions	(0.07)		(0.01)		(0.02)	—		0.01	(0.04)

Total income (loss) from investment operations	(0.01)		0.06		0.01	0.01		0.02	(0.02)

Less Distributions from:
Investment income(c)	(0.06)		(0.08)		(0.05)	(0.03)		(0.05)	(0.04)

Total Distributions	(0.06)		(0.08)		(0.05)	(0.03)		(0.05)	(0.04)

Net Asset Value,
End of period	$9.40		$9.47		$9.49	$9.53		$9.55	$9.58

Total Return(d)	(0.08)%		0.64%		0.08%	0.07%		0.19%	(0.25	)%(f)
Ratios/Supplemental Data:
Net Assets at the end of period (in thousands)	$14,196		$14,291		$15,113	$20,164		$20,980	$24,173
Ratios to average net assets:
Expenses net of expense reductions	0.42	%(e)(g)	0.43	%(e)	0.44%	0.39	%(e)	0.39%	0.37	%(g)
Expenses before expense reductions	0.42	%(g)	0.44%		0.44%	0.40%		0.39%	0.37	%(g)
Net investment income net of expense reductions	1.19	%(e)(g)	0.71	%(e)	0.33%	0.04	%(e)	0.14%	0.22	%(g)

Net investment income before expense reductions	1.18	%(g)	0.70%		0.33%	0.04%		0.14%	0.22	%(g)
Portfolio Turnover Rate	80	%(f)	123%		147%	196%		137%	224	%(f)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding.
(c)	Net investment income per share differs from Distributions to Shareholders from net investment income primarily due to book/tax differences on treatment of paydown gains and losses, market discounts and market premiums.
(d)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(e)	During the period, certain fees were waived. (see Note 3)
(f)	Not annualized.
(g)	Annualized.

See accompanying notes to financial statements.

TRUST FOR CREDIT UNIONS

Financial Highlights

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

	Short Duration Portfolio — TCU Shares

	Six Months Ended February 28, 2018 (Unaudited)		Years Ended August 31,
			2017		2016	2015	2014	2013
Net Asset Value,
Beginning of period	$9.67		$9.72		$9.72	$9.74	$9.74	$9.82

Income from Investment Operations:
Net investment income(a)(b)	0.07		0.09		0.06	0.04	0.03	0.04
Net realized and unrealized gain (loss) on investment transactions	(0.16)		(0.04)		0.02	—	0.03	(0.06)

Total income (loss) from investment operations	(0.09)		0.05		0.08	0.04	0.06	(0.02)

Less Distributions from:
Investment income(b)	(0.07)		(0.10)		(0.08)	(0.06)	(0.06)	(0.06)

Total Distributions	(0.07)		(0.10)		(0.08)	(0.06)	(0.06)	(0.06)

Net Asset Value,
End of period	$9.51		$9.67		$9.72	$9.72	$9.74	$9.74

Total Return(c)	(0.90)%		0.55%		0.80%	0.38%	0.59%	(0.19)%
Ratios/Supplemental Data:
Net Assets at the end of period (in thousands)	$392,856		$396,152		$439,706	$546,841	$559,745	$571,525
Ratios to average net assets:
Expenses net of expense reductions	0.38	%(d)(e)	0.40	%(e)	0.40%	0.36%	0.35%	0.34%
Expenses before expense reductions	0.39	%(e)	0.41%		0.40%	0.36%	0.35%	0.34%
Net investment income net of expense reductions	1.46	%(d)(e)	0.96	%(e)	0.65%	0.40%	0.34%	0.40%
Net investment income before expense reductions	1.45	%(e)	0.95%		0.65%	0.40%	0.34%	0.40%
Portfolio Turnover Rate	100	%(f)	145%		131%	206%	157%	229%

(a)	Calculated based on average shares outstanding.
(b)	Net investment income per share differs from Distributions to Shareholders from net investment income primarily due to book/tax differences on treatment of paydown gains and losses, market discounts and market premiums.
(c)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(d)	During the period, certain fees were waived. (See Note 3).
(e)	Annualized.
(f)	Not Annualized.

See accompanying notes to financial statements.

TRUST FOR CREDIT UNIONS

Financial Highlights

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

	Short Duration Portfolio — Investor Shares
	Six Months Ended February 28, 2018 (Unaudited)		Year Ended August 31, 2017		Year Ended August 31, 2016	Year Ended August 31, 2015	Year Ended August 31, 2014	For the Period November 30, 2012(a) to August 31, 2013

Net Asset Value,
Beginning of period	$9.67		$9.72		$9.72	$9.74	$9.74	$9.82

Income from Investment Operations:
Net investment income(b)(c)	0.07		0.09		0.06	0.04	0.03	0.03
Net realized and unrealized gain (loss) on investment transactions	(0.16)		(0.04)		0.01	(0.01)	0.02	(0.07)

Total income (loss) from investment operations	(0.09)		0.05		0.07	0.03	0.05	(0.04)

Less Distributions from:
Investment income(c)	(0.07)		(0.10)		(0.07)	(0.05)	(0.05)	(0.04)

Total Distributions	(0.07)		(0.10)		(0.07)	(0.05)	(0.05)	(0.04)

Net Asset Value,
End of period	$9.51		$9.67		$9.72	$9.72	$9.74	$9.74

Total Return(d)	(0.91)%		0.52%		0.77%	0.34%	0.56%	(0.37	)%(e)
Ratios/Supplemental Data:
Net Assets at the end of period (in thousands)	$21,943		$22,191		$23,385	$34,251	$32,286	$35,596
Ratios to average net assets:
Expenses net of expense reductions	0.41	%(f)(g)	0.43	%(f)	0.43%	0.39%	0.38%	0.37	%(g)
Expenses before expense reductions	0.42	%(g)	0.44%		0.43%	0.39%	0.38%	0.37	%(g)
Net investment income net of expense reductions	1.43	%(f)(g)	0.93	%(f)	0.62%	0.37%	0.31%	0.37	%(g)
Net investment income before expense reductions	1.42	%(g)	0.92%		0.62%	0.37%	0.31%	0.37	%(g)
Portfolio Turnover Rate	100	%(e)	145%		131%	206%	157%	229	%(e)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding.
(c)	Net investment income per share differs from Distributions to Shareholders from net investment income primarily due to book/tax differences on treatment of paydown gains and losses, market discounts and market premiums.
(d)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(e)	Not Annualized.
(f)	During the period, certain fees were waived. (See Note 3).
(g)	Annualized.

See accompanying notes to financial statements.

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Notes to Financial Statements

Six Months Ended February 28, 2018 (Unaudited)

Note 1. Organization

Trust for Credit Unions (the “Trust”) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company currently consisting of two diversified portfolios: Ultra-Short Duration Government Portfolio and Short Duration Portfolio (collectively, “the Portfolios” or individually, a “Portfolio”). Shares of the Portfolios are offered for sale solely to state and federally chartered credit unions. The Trust previously offered shares of another portfolio, the Money Market Portfolio, which suspended operations as of the close of business on May 30, 2014.

On October 1, 2012, the Trust began offering a second class of shares, known as Investor Shares, in each of the Portfolios and the existing shares in each Portfolio were redesignated as TCU Shares. Investor Shares and TCU Shares of each Portfolio should have returns that are substantially the same because they represent interests in the same Portfolio and differ only to the extent that they have different class specific expenses. Effective October 1, 2012, TCU Shares of each Portfolio are only available to those shareholders that had open accounts in the particular Portfolio as of such date. The Investor Shares of each Portfolio commenced operations on November 30, 2012.

The Portfolios seek to achieve a high level of current income, consistent with low volatility of principal (in the case of the Ultra-Short Duration Government Portfolio) and relatively low volatility of principal (in the case of the Short Duration Portfolio) by investing in obligations authorized under the Federal Credit Union Act.

Note 2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Portfolios. The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that may affect the reported amounts. Actual results could differ from those estimates.

A. Investment Valuation

Investments in mortgage-backed, asset-backed and U.S. Treasury obligations for which accurate market quotations are readily available are valued on the basis of quotations furnished by a pricing service or provided by dealers in such securities. The pricing services may use valuation models or matrix pricing, which considers yield or price with respect to comparable bonds, quotations from bond dealers or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, to determine current value. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. Portfolio securities for which accurate market quotations are not readily available due to, among other factors, current market trading activity, credit quality and default rates, are valued based on yield equivalents, pricing matrices or other sources, under valuation procedures established by the Portfolios’ Board of Trustees.

The Portfolios are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

At the end of each calendar quarter, management evaluates the Level 2 and Level 3 assets and liabilities, if any, for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services, and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates Level 1 and Level 2 assets and liabilities, if any, on a quarterly basis for changes in listings or delistings on national exchanges. Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Portfolios’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Portfolios may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities. Transfers between levels 1, 2 or 3 are recognized at the end of the reporting period. There were no transfers between levels at period end.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of inputs used to value each Portfolio’s net assets as of February 28, 2018 is as follows:

	Ultra-Short Duration Government Portfolio
	Total Market Value at 2/28/18	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Asset-Backed Securities	$838,381	$—	$838,381	$—
Collateralized Mortgage Obligations	87,147,360	—	87,147,360	—
Mortgage-Backed Obligations	57,368,500	—	57,368,500	—
Agency Debentures	6,747,842	—	3,247,842	3,500,000
Corporate Bonds	37,510,126	—	37,510,126	—
U.S. Treasury Obligations	27,798,528	—	27,798,528	—
U.S. Government-Backed Obligations	105,582,066	—	105,582,066	—
Repurchase Agreements	96,000,000	—	96,000,000	—

	$418,992,803	$—	$415,492,803	$3,500,000

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Notes to Financial Statements

Six Months Ended February 28, 2018 (Unaudited) (continued)

	Short Duration Government Portfolio
	Total Market Value at 2/28/18	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Corporate Bonds	$53,772,808	$—	$53,772,808	$—
Collateralized Mortgage Obligations	62,472,620	—	62,472,620	—
Mortgage-Backed Obligations	121,613,979	—	121,613,979	—
U.S. Treasury Obligations	45,384,566	—	45,384,566	—
U.S. Government-Backed Obligations	113,332,828	—	113,332,828	—
Repurchase Agreements	73,400,000	—	73,400,000	—
Registered Investment Company	865,742	865,742	—	—

	$470,842,543	$865,742	$469,976,801	$—

The following is a reconciliation of Level 3 holdings for which significant unobservable inputs were used in determining fair value as of February 28, 2018:

Ultra-Short Duration Government Portfolio
Fair Value, as of August 31, 2017	$3,750,000
Gross sales	(250,000)

Fair Value, as of February 28, 2018	$3,500,000

Investments designated as Level 3 may include assets valued using quotes or indications furnished by brokers which are based on models or estimates and may not be executable prices. In light of the developing market conditions, the Investment Adviser continues to search for observable data points and evaluate broker quotes and indications received for Portfolio investments.

B. Security Transactions and Investment Income

Security transactions are reflected for financial reporting purposes as of the trade date. Realized gains and losses on sales of portfolio securities are calculated using the identified cost basis. Interest income is recorded on the basis of interest accrued, premium amortized and discount accreted.

All paydown gains and losses are classified as interest income in the accompanying Statements of Operations in accordance with U.S. GAAP. Market discounts, original issue discounts and market premiums on debt securities are accreted/amortized to interest income over the life of the security with a corresponding increase/decrease in the cost basis of that security using the yield to maturity method.

C. Distribution to Shareholders

Each Portfolio intends to distribute to its shareholders substantially all of its investment income and capital gains. The Portfolios declare dividends from net investment income daily and pay such dividends monthly. Each Portfolio makes distributions of net realized capital gains, if any, at least annually. Income distributions and capital gain distributions are determined in accordance with income tax regulations.

D. Allocations

Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation for a Portfolio are allocated daily to each class of shares based upon its proportionate share of total net assets of the Portfolio. Class-specific expenses are charged directly to the class incurring the expense. Common expenses, which are not attributable to a specific class, are allocated daily to each class of shares based upon their proportionate share of total net assets of the Portfolio. Expenses not directly charged to a Portfolio are allocated proportionally among all the Portfolios in the Trust, daily in relation to the net assets of each Portfolio or another reasonable measure.

E. Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reported period. Actual results could differ from those estimates.

F. Federal Taxes

It is each Portfolio’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, (the “Code”) applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, no federal tax provisions are required. Income distributions to shareholders are recorded on the ex-dividend date, declared daily and paid monthly by the Portfolios. Net capital losses are carried forward to future years and may be used to the extent allowed by the Code to offset any future capital gains. Utilization of capital loss carryforwards may reduce the requirement of future capital gain distributions.

The characterization of distributions to shareholders is determined in accordance with U.S. federal income tax rules, which may differ from U.S. GAAP. Therefore, the source of each Portfolio’s distributions may be shown in the accompanying financial statements as either from net investment income, net realized gains or as a tax return of capital.

Generally, paydown gains and losses are recorded as increases (paydown gains) or decreases (paydown losses) against capital gains for tax purposes. The Portfolios have elected to accrete and amortize market discounts and premiums on portfolio securities for tax purposes based on the securities’ yield to maturity. For the current year, net amortization is reducing ordinary income available for distribution.

Management has analyzed the Portfolios’ tax positions taken on federal income tax returns for all open tax years (current and prior three tax years), and has concluded that no provision for federal income tax is required in the Portfolios’ financial statements. The Portfolios’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

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Notes to Financial Statements

Six Months Ended February 28, 2018 (Unaudited) (continued)

The aggregate cost of investments and the composition of unrealized appreciation and depreciation on investments for Federal income tax purposes as of February 28, 2017, were as follows:

	Ultra-Short Duration Government Portfolio	Short Duration Portfolio
Total Cost of Investments on Tax Basis	$420,037,224	$474,239,483

Gross Unrealized Appreciation on Investments	$461,491	$748,334
Gross Unrealized Depreciation on Investments	(1,505,912)	(4,145,274)

Net Unrealized Depreciation on Investments	$(1,044,421)	$(3,396,940)

G. Expenses

Expenses incurred by the Portfolios that do not specifically relate to an individual Portfolio are generally allocated to the Portfolios based on each Portfolio’s relative average net assets for the period or in such other manner as the Board of Trustees deems fair or equitable depending upon the nature of the expenses. In addition, expenses incurred by a Portfolio that do not specifically relate to a particular class of shares of the Portfolio are generally allocated to the appropriate classes based on each class’ relative average net assets or in such other manner as the Board of Trustees deems fair and equitable. Expenses that specifically relate to a particular class of shares of a Portfolio are allocated to that class.

The Portfolios pay compensation to the independent Trustees of the Trust in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The Portfolios do not pay compensation to Trustees or officers of the Trust who are also officers of the Trust’s investment adviser or administrator.

H. Repurchase Agreements

Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Portfolios, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. If the seller defaults or becomes insolvent, realization of the collateral by the Portfolios may be delayed or limited and there may be a decline in the value of the collateral during the period while the Portfolios seek to assert their rights. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolios’ regular custodian or at a custodian specifically designated for purposes of the repurchase agreement under triparty repurchase agreements.

A repurchase agreement may permit a Portfolio, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the repurchase agreement with collateral held and/or posted to the counterparty and create one single net payment due to or from the Portfolio. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the repurchase agreement counterparty’s bankruptcy or insolvency. Pursuant to the terms of the repurchase agreement, a Portfolio receives or posts securities as collateral with a market value in excess of the repurchase price to be paid or received by the Portfolio upon the maturity of the transaction. Upon a bankruptcy or insolvency of the repurchase agreement counterparty, the Portfolio would recognize a liability with respect to such excess collateral to reflect the Portfolio’s obligation under bankruptcy law to return the excess to the counterparty.

Master Repurchase Agreements (“MRAs”) permit the Portfolio, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Portfolio. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, the Portfolio receives or posts securities as collateral with a market value in excess of the repurchase price to be paid or received by the Portfolio upon the maturity of the transaction. Upon a bankruptcy or insolvency of the MRA counterparty, the Portfolio would recognize a liability with respect to such excess collateral to reflect the Portfolio’s obligation under bankruptcy law to return the excess to the counterparty.

The Portfolios had investments in repurchase agreements at February 28, 2018. The gross value and related collateral received for these investments are presented in each Portfolio of Investments and the value of these investments is also presented in the Statements of Assets and Liabilities. The value of the related collateral held by each Portfolio exceeded the value of its respective repurchase agreements as of February 28, 2018.

I. When-Issued Securities

Consistent with National Credit Union Administration (“NCUA”) rules and regulations, the Portfolios may purchase or sell when-issued securities, including TBA (“To Be Announced”) securities that have been authorized but not yet issued in the market. The value of a when-issued security sale is recorded as an asset and a liability on the Portfolios’ records with the difference between its market value and expected cash proceeds recorded as an unrealized gain or loss. Gains or losses are realized upon delivery of the security sold. Losses may arise due to changes in the market value of the security or from the inability of counterparties to meet the terms of the transaction. All settlements in connection with purchases and sales of when-issued securities must be by regular way (i.e., the normal security settlement time, which may vary according to security type). When purchasing a security on a when-issued basis, the Portfolios must set aside liquid assets, or engage in other appropriate measures to cover the obligations under the contract.

J. Mortgage Dollar Rolls

The Portfolios may enter into mortgage ‘‘dollar rolls’’ in which the Portfolios sell securities in the current month for delivery and simultaneously contract with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. For financial reporting and tax reporting purposes, the Portfolios treat mortgage dollar rolls as two separate transactions; one involving the purchase of a security and

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Notes to Financial Statements

Six Months Ended February 28, 2018 (Unaudited) (continued)

a separate transaction involving a sale. During the settlement period between the sale and repurchase, the Portfolios will not be entitled to accrue interest and/or receive principal payments on the securities sold. Dollar roll transactions involve the risk that the market value of the securities sold by the Portfolios may decline below the repurchase price of those securities. In the event the buyer of the securities under a dollar roll transaction files for bankruptcy or becomes insolvent, the Portfolios’ use of proceeds of the transaction may be restricted pending a determination by, or with respect to, the other party.

Note 3. Agreements and 12b-1 Plan

A. Advisory Agreement

ALM First Financial Advisors, LLC (“ALM First” or the “Adviser”) serves as investment adviser pursuant to an advisory agreement (the “Advisory Agreement”) that was approved by the Board of Trustees of the Trust (the “Board”) and shareholders of each Portfolio and took effect on April 16, 2017. Under the Advisory Agreement, ALM First manages the Portfolios, subject to the general supervision of the Board. The Advisory Agreement contains substantially similar terms as the previous investment advisory agreement (the “GSAM Agreement”), but includes lower investment advisory fees for the Portfolios.

As compensation for its services and its assumption of certain expenses, the Adviser is entitled to the following fees, computed daily and payable monthly, at the annual rates listed below (as a percentage of each Portfolio’s average daily net assets):

Portfolio	Asset Level	Contractual Rate

Ultra-Short Duration	first $250 million,	0.12%
Government and	next $250 million,	0.10%
Short Duration(1)	in excess of $500 million	0.07%

(1)	Advisory Fee rate is based on the aggregate average net assets of the Portfolios. Fees are charged on a pro rata basis between the Portfolios.

Prior to the effective date of the Advisory Agreement, the Portfolios were advised by another investment adviser (the “Previous Adviser”). Under its advisory agreement, the Previous Adviser received compensation from the Portfolios at an annual rate of 0.18% of the first $250 million, 0.16% of the next of $250 million and 0.14% of assets in excess of $500 million, with the advisory fee based on the aggregate average net assets of the Portfolios and fees charged on a pro rata basis between the Portfolios.

B. Administration Agreement

Callahan Credit Union Financial Services Limited Liability Limited Partnership (“CUFSLP”) serves as the Portfolios’ administrator pursuant to an Administration Agreement. Callahan Financial Services, Inc. (“CFS”) serves as a general partner to CUFSLP, which includes 37 major credit unions that are limited partners. As compensation for services rendered pursuant to such Agreement, CUFSLP is entitled to fees, computed daily and payable by the Portfolios monthly, at the following annual rates as a percentage of each respective Portfolio’s average daily net assets:

Portfolio	CUFSLP Fee
Ultra-Short Duration Government	0.05%
Short Duration	0.05

Bank of New York Mellon (BNYM), an indirect wholly owned subsidiary of The Bank of New York Mellon Corporation, provides additional administrative services to the Portfolios pursuant to an Administration and Accounting Services Agreement. As compensation for services rendered pursuant to such Agreement, effective February 1, 2013 BNYM is entitled to the following fees, computed daily and payable by the Portfolios monthly, at the following annual rates as a percentage of the aggregate average net assets.

Asset Level	Contractual Rate(1)
up to $200 million	0.035%
from $200 to $500 million	0.030
from $500 to $1 billion	0.025
in excess of $1 billion	0.020

(1)

Portfolios are subject to an aggregate minimum annual base fee of $75,000. In addition, each Portfolio is subject to annual base fees for Financial Reporting, Tax and Regulatory Administration services.

C. Other Agreements

CFS serves as exclusive distributor of shares of the Portfolios. CFS did not receive any compensation under the Distribution Agreement during the six months ended February 28, 2018.

BNY Mellon Investment Services (US) Inc (“BNYIS”) as transfer agent of the Portfolios and receives a fee (“transfer agent fee”) from each Portfolio. The transfer agent fee is calculated monthly based on a fixed amount and is assessed on the number of accounts serviced during the month.

Effective April 11, 2011, the Board of Trustees of the Trust voluntarily agreed to waive 15% of its fees. The fees waived by the Trustees from September 1, 2017 through February 28, 2018 amounted to $7,415 for the Ultra-Short Duration Government Portfolio and $8,009 for the Short Duration Portfolio.

Effective April 11, 2011, Nisen & Elliott, LLC, counsel to the independent Trustees of the Trust, voluntarily agreed to waive 15% of its legal fees. The legal fees waived by Nisen & Elliott, LLC from September 1, 2017 through February 28, 2018 amounted to $738 for the Ultra-Short Duration Government Portfolio and $783 for the Short Duration Portfolio.

Effective April 11, 2011, Vigilant Compliance Services voluntarily agreed to waive its fee in an amount equal to 10% of such fee. The compliance fees waived by Vigilant Compliance Services from September 1, 2017 through February 28, 2018 amounted to $2,869 for the Ultra-Short Duration Government Portfolio and $3,194 for the Short Duration Portfolio.

The Trust has adopted a Distribution Plan (the “12b-1 Plan”) with respect to Investor Shares of the Portfolios. Under the 12b-1 Plan, the Trust may pay the distributor (or any other person) an amount of up to 0.25% annually of the average daily net assets attributable to Investor Shares of each Portfolio in consideration for expenses and activities primarily intended to result in the sale of Investor Shares and/or for administrative support services. The Trust is currently limiting the fee payable under the 12b-1 Plan with respect to Investor Shares of each Portfolio to 0.03% of the average daily net assets attributable to Investor Shares of each such Portfolio. For the six months ended February 28, 2018, the Ultra-Short Duration Government Portfolio and Short Duration Portfolio incurred fees under the 12b-1 Plan of $2,155 and $3,285, respectively.

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Notes to Financial Statements

Six Months Ended February 28, 2018 (Unaudited) (continued)

Note 4. Investment Transactions

The cost of purchases and proceeds from sales and maturities of long-term securities for the six months ended February 28, 2018 were as follows:

	Ultra-Short Duration Government Portfolio	Short Duration Portfolio
Purchases of U.S. Government and agency obligations	$202,924,162	$386,385,981
Purchases (excluding U.S. Government and agency obligations)	39,542,941	23,494,282
Sales or maturities of U.S. Government and agency obligations	208,497,347	369,844,944
Sales or maturities (excluding U.S. Government and agency obligations)	5,247,350	18,385,764

Note 5. Tax Information

The tax character of distributions paid for the fiscal year ended August 31, 2017 was as follows:

	Ultra-Short Duration Government Portfolio	Short Duration Portfolio
Distributions paid from:

Ordinary income	$3,191,188	$4,309,894
Long Term Capital Gains	—	—
Capital	—	—

Total taxable distributions	$3,191,188	$4,309,894

The tax character of distributions paid for the fiscal year ended August 31, 2016 was as follows:

	Ultra-Short Duration Government Portfolio	Short Duration Portfolio
Distributions paid from:

Ordinary income	$2,250,242	$3,806,833
Long Term Capital Gains	—	—
Capital	—	—

Total taxable distributions	$2,250,242	$3,806,833

As of August 31, 2017, the components of accumulated earnings (losses) on a tax basis were as follows:

	Ultra-Short Duration Government Portfolio	Short Duration Portfolio
Undistributed ordinary income—net	$642,050	$506,476

Total undistributed earnings	$642,050	$506,476
Capital loss carryforward(1)	(8,104,788)	(7,888,265)
Timing differences (dividends payable and late-year losses)	(700,527)	(2,019,335)
Unrealized gains—net	427,068	1,502,137

Total accumulated losses—net	$(7,736,197)	$(7,898,987)

(1)	The amount and year of expiration for each capital loss carryforward is indicated below. Expiration occurs on August 31 of the year indicated.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 was enacted to modernize several of the federal income and excise tax provisions related to regulated investment companies. Under pre-enactment law, capital losses could be carried forward for eight years following the loss, and such carryforward is treated as a short-term capital loss in each of those years, irrespective of the character of the original loss. Net capital losses (earned in taxable years beginning after December 22, 2010) (“post–2010 losses”) may be carried forward indefinitely and must retain the character of the original loss. Such post–2010 losses generally must be used by a regulated investment company before it uses any net capital losses incurred in taxable years beginning on or before December 22, 2010. This increases the likelihood that net capital losses incurred in taxable years beginning on or before December 22, 2010 will expire unused.

	Ultra-Short Duration Government Portfolio	Short Duration Portfolio
2018	$—	$(3,825,043)
2019	(163,234)	—
No Expiration – Long Term	(3,563,294)	(1,962,248)
No Expiration – Short Term	(4,378,260)	(2,100,974)

Net capital and foreign currency losses incurred after October 31 and certain ordinary losses incurred after December 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the year ended August 31, 2017, the Portfolios deferred to September 1, 2017 late year capital and ordinary losses of:

	Ultra-Short Duration Government Portfolio	Short Duration Portfolio
Late Year Capital Losses	$(434,900)	$(1,681,780)

The difference between book-basis and tax-basis unrealized gains (losses) is attributable primarily to accretion of market discounts, amortization of market premiums, and wash sale deferrals.

Note 6. Credit and Concentration Risk

The Portfolios may invest a portion of their assets in securities of issuers that hold mortgage securities, including residential mortgages. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in the interest rates.

The Portfolios may also invest in multiple class mortgage-related securities, including collateralized mortgage obligations and REMIC pass-through or participation certificates (collectively, “CMOs”). These multiple class securities may be mortgage-related securities issued by the U.S. Government, its agencies, instrumentalities or sponsored enterprises, including the Federal National Mortgage Association and Federal Home Loan Mortgage Corp. In general, CMOs represent direct ownership interests in a

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Notes to Financial Statements

Six Months Ended February 28, 2018 (Unaudited) (continued)

pool of residential mortgage loans or mortgage pass-through securities (the “Mortgage Assets”), the payments on which are used to make payments on the CMOs. Investors may purchase beneficial interests in CMOs, which are known as “regular” interests or “residual” interests. The Portfolios may not purchase residual interests, but may purchase other types of interests. Each class of a CMO, often referred to as a “tranche,” is issued at a specific adjustable or fixed interest rate and must be fully retired no later than its final distribution date. Principal prepayments on the Mortgage Assets underlying a CMO may cause some or all of the classes of the CMO to be retired substantially earlier than its final distribution date. The principal of and interest on the Mortgage Assets may be allocated among several classes of a CMO in various ways.

Note 7. Subsequent Events

Management has evaluated the impact of all subsequent events on the Portfolios through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure other than the item noted above.

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Additional Information (Unaudited)

Expenses – Six-Month Ended February 28, 2018.

As a shareholder of the Portfolios, you incur ongoing costs, including management fees, administration fees and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2017 through February 28, 2018.

Actual Expenses – The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid” to estimate the expenses you paid on your account for this period.

Hypothetical Example for Comparison Purposes – The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolios’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolios and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Portfolios, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. The second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds whose shareholder may incur transaction costs.

	Ultra-Short Duration Government Portfolio				Short Duration Portfolio

	Beginning Account Value 9/1/17	Ending Account Value 2/28/18		Expenses Paid for the 6 months ended 2/28/18*	Beginning Account Value 9/1/17	Ending Account Value 2/28/18		Expenses Paid for the 6 months ended 2/28/18*
TCU Shares
Actual	$1,000.00	$990.40		$1.93	$1,000.00	$991.00		$1.88
Hypothetical 5% Return	1,000.00	1,022.86	+	1.96	1,000.00	1,022.91	+	1.91
Investor Shares
Actual	1,000.00	999.20		2.08	1,000.00	990.90		2.02
Hypothetical 5% Return	1,000.00	1,022.71	+	2.11	1,000.00	1,022.76	+	2.06

*	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period). The annualized net expense ratios for the period were 0.39% and 0.38% for the Ultra-Short Duration Government Portfolio and Short Duration Portfolio’s TCU Shares, respectively, and 0.42% and 0.41% for the Ultra-Short Duration Government Portfolio and Short Duration Portfolio’s Investor Shares, respectively.

+	Hypothetical expenses are based on the Portfolios’ actual annualized expense ratios and an assumed rate of return of 5% per year before expenses.

Trustees

James F. Regan, Chair

Julie A. Renderos, Vice Chair

Rudolf J. Hanley

Stanley Hollen

Gary Oakland

Wendell A. Sebastian

Michael D. Steinberger

Officers

Jay E. Johnson, President and Treasurer

Jonathan K. Jeffreys, Vice President and Assistant Treasurer

Michael P. Malloy, Secretary

Salvatore Faia, JD, CPA, Chief Compliance Officer

Administrator

Callahan Credit Union Financial Services Limited Liability Limited Partnership

Investment Adviser

ALM First Financial

Advisors, LLC

Administrative & Fund Accounting Agent

The Bank of New York Mellon

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Distributor

Callahan Financial Services, Inc.

Independent Registered Public Accounting Firm

Tait,Weller & Baker LLP

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certification pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 is attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certification pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                             Trust for Credit Unions

By (Signature and Title)* /s/ Jay E. Johnson

Jay E. Johnson, President & Treasurer
(principal executive officer and principal financial officer)

Date April 23, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Jay E. Johnson

Jay E. Johnson, President & Treasurer
(principal executive officer and principal financial officer)

Date April 23, 2018

*	Print the name and title of each signing officer under his or her signature.